UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULES OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21757

American Independence Funds Trust
(Exact name of registrant as specified in charter)

80 Theodore Fremd Avenue, Rye, NY 10580
(Address of principal executive offices)          (Zip code)

Eric M. Rubin, President, 80 Theodore Fremd Avenue, Rye, NY 10580
(Name and address of agent for service)

with a copy to:
Jon S. Rand, Esq.
Dechert LLC
1095 Avenue of the Americas
New York, NY  10036-6797

Registrant's telephone number, including area code: (212) 488-1331

Date of fiscal year end:        10/31

Date of reporting period:         01/31/15

Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments

The Schedules of Investments as of January 31, 2015 are filed herewith.

American Independence Funds	Schedule of Portfolio Investments
Stock Fund	January 31, 2015 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 97.0%
Consumer Discretionary — 8.7%
Comcast Corp., Class A	15,000	797,175
Target Corp.	10,500	772,905
Time Warner, Inc.	10,000	779,300
Viacom, Inc., Class B	14,900	959,858
		3,309,238

Consumer Staples — 6.4%
Kimberly-Clark Corp.	13,000	1,403,480
Walgreens Boots Alliance, Inc.	14,100	1,039,875
		2,443,355

Energy — 14.4%
Chevron Corp.	10,000	1,025,300
Exxon Mobil Corp.	12,100	1,057,782
Halliburton Co.	27,600	1,103,724
Occidental Petroleum Corp.	14,300	1,144,000
Phillips 66	16,200	1,139,184
		5,469,990

Financials — 28.7%
American International Group, Inc.	27,700	1,353,699
Bank of America Corp.	99,000	1,499,850
Capital One Financial Corp.	21,700	1,588,657
Citigroup, Inc.	27,000	1,267,650
MasterCard, Inc., Class A	14,600	1,197,638
MetLife, Inc.	25,000	1,162,500
Prudential Financial, Inc.	19,200	1,456,896
U.S. Bancorp	31,900	1,336,929
		10,863,819

Health Care — 14.7%
Aetna, Inc.	16,800	1,542,576
Johnson & Johnson	14,100	1,411,974
Pfizer, Inc.	47,000	1,468,750
Sanofi - ADR (a)	25,000	1,152,250
		5,575,550

Industrials — 12.3%
American Airlines Group, Inc.	24,200	1,187,736
Chicago Bridge & Iron Co. NV (a)	29,000	1,000,790
Trinity Industries, Inc.	51,900	1,373,793
United Technologies Corp.	9,500	1,090,410
		4,652,729

Information Technology — 5.8%
Corning, Inc.	42,000	998,340
Google, Inc., Class A (b)	2,200	1,182,610
		2,180,950

Materials — 3.7%
LyondellBasell Industries NV, Class A (a)	17,500	1,384,075

Telecommunication Services — 2.3%
Verizon Communications, Inc.	19,100	873,061
Total Common Stocks (Cost $36,484,957)		36,752,767

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Stock Fund	January 31, 2015 (Unaudited)

Security Description	Shares	Value ($)
Short-Term Investment — 3.2%
Money Market Fund — 3.2%
Federated Government Obligations Fund, Institutional Shares, 0.01% (c)	1,226,969	1,226,969
Total Short-Term Investment (Cost $1,226,969)		1,226,969

Total Investments (Cost $37,711,926(d)) — 100.2%		$37,979,736
Liabilities in excess of other assets — (0.2)%		(83,688)

NET ASSETS — 100.0%		$37,896,048

(a)     Foreign security incorporated outside the United States.

(b)     Non-income producing security.

(c)     Represents the 7 day yield at 1/31/15.

(d)     See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$36,752,767	$-	$-	$36,752,767
Short-Term Investment	$1,226,969	$-	$-	$1,226,969
Total Investments	$37,979,736	$-	$-	$37,979,736

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Risk-Managed Allocation Fund	January 31, 2015 (Unaudited)

Security Description	Shares	Value ($)
Exchange Traded Products — 93.3%
International Equity Exchange Traded Products — 19.3%
iShares Currency Hedged MSCI Japan ETF	54,730	1,485,920
WisdomTree Europe Hedged Equity Fund	61,733	3,721,265
WisdomTree Japan Hedged Equity Fund	28,884	1,421,670
		6,628,855

U.S. Alternative Exchange Traded Product — 11.6%
iShares Mortgage Real Estate Capped ETF	343,198	4,005,121

U.S. Equity Exchange Traded Products — 34.3%
Consumer Discretionary Select Sector SPDR Fund	19,259	1,347,937
Consumer Staples Select Sector SPDR Fund	28,079	1,348,354
iShares U.S. Healthcare ETF	32,156	4,717,607
iShares U.S. Technology ETF	43,431	4,358,735
		11,772,633

U.S. Fixed Income Exchange Traded Products — 28.1%
iShares iBoxx $ High Yield Corporate Bond Fund	21,395	1,930,471
iShares U.S. Preferred Stock ETF	101,608	4,060,256
PowerShares Build America Bond Portfolio	116,429	3,655,870
		9,646,597
Total Exchange Traded Products (Cost $30,877,180)		32,053,206

Short-Term Investment — 7.4%
Money Market Fund — 7.4%
Federated Government Obligations Fund, Institutional Shares, 0.01% (a)	2,526,892	2,526,892
Total Short-Term Investment (Cost $2,526,892)		2,526,892

Total Investments (Cost $33,404,072(b)) — 100.7%		$34,580,098
Liabilities in excess of other assets — (0.7)%		(240,325)

NET ASSETS — 100.0%		$34,339,773

(a)     Represents the 7 day yield at 1/31/15.

(b)     See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ETF — Exchange-Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investment at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Products	$32,053,206	$-	$-	$32,053,206
Short-Term Investment	2,526,892	-	-	2,526,892
Total Investments	$34,580,098	$-	$-	$34,580,098

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
International Alpha Strategies Fund	January 31, 2015 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 98.7%
Australia — 3.3%
BHP Billiton, Ltd.	29,100	663,084
Commonwealth Bank of Australia	15,200	1,057,407
		1,720,491

Belgium — 2.8%
Anheuser-Busch InBev NV	5,400	658,700
KBC Groep NV (a)	15,300	823,786
		1,482,486

Bermuda — 0.6%
Arch Capital Group Ltd. (a)	5,400	313,038

Brazil — 1.3%
Banco Bradesco SA - ADR	13,250	165,360
Petroleo Brasileiro SA - ADR	11,200	67,312
Ultrapar Participacoes SA	23,300	460,063
		692,735

Canada — 2.4%
CGI Group, Inc. (a)	10,700	423,720
Open Text Corp.	6,700	379,689
Valeant Pharmaceuticals International, Inc. (a)	2,900	463,913
		1,267,322

Cayman Islands — 0.3%
Tencent Holdings Ltd. - ADR	10,300	173,246

China — 0.6%
China Life Insurance Co., Ltd. - ADR	5,600	321,664

Denmark — 2.5%
Coloplast A/S, Class B	12,100	954,698
Novo Nordisk A/S - ADR	7,700	343,112
		1,297,810

Finland — 1.0%
Nokia OYJ - ADR	72,900	554,040

France — 6.9%
BNP Paribas SA	16,500	870,895
Dassault Systemes SA	8,000	495,780
Sanofi	13,500	1,249,154
Total SA	9,700	498,025
Veolia Environnement	27,000	495,244
		3,609,098

Germany — 10.0%
BASF SE	5,900	529,282
Bayer AG	9,800	1,416,035
Continental AG	3,250	736,036
Merck KGaA	6,500	650,660
SAP AG	14,200	927,118

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
International Alpha Strategies Fund	January 31, 2015 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 98.7% (continued)
Germany — 10.0% (continued)
Siemens AG	9,200	965,471
		5,224,602

Guernsey — 1.3%
Amdocs Ltd.	14,300	688,974

Hong Kong — 0.4%
China Mobile, Ltd.	17,000	224,740

India — 1.4%
ICICI Bank, Ltd. - ADR	30,500	366,305
Infosys, Ltd. - ADR	10,400	354,432
		720,737

Ireland — 1.4%
Alkermes PLC (a)	10,000	722,500

Israel — 1.0%
Check Point Software Technologies Ltd. (a)	7,100	547,907

Italy — 1.3%
Luxottica Group SpA	11,500	684,524

Japan — 16.8%
Asahi Kasei Corp.	59,500	593,658
Fuji Heavy Industries Ltd.	19,000	694,960
Hitachi, Ltd.	69,000	527,082
Honda Motor Co., Ltd.	18,600	567,034
Kubota Corp.	40,000	600,519
Makita Corp.	9,800	439,672
Mizuho Financial Group, Inc.	312,500	516,111
Nidec Corp.	15,100	1,037,904
Nomura Holdings, Inc.	89,100	481,283
NTT DOCOMO, Inc.	62,400	1,065,100
Seiko Epson Corp.	16,600	681,863
Shin-Etsu Chemical Co., Ltd.	11,600	775,012
SoftBank Corp.	8,100	480,146
Sumitomo Mitsui Financial Group, Inc.	10,000	339,718
		8,800,062

Netherlands — 4.0%
AerCap Holdings NV (a)	8,100	320,193
ASML Holding NV	7,000	736,809
ING Groep NV (a)	81,700	1,025,168
		2,082,170

Singapore — 0.8%
Avago Technologies Ltd.	4,000	411,520

South Africa — 0.8%
Naspers Ltd, Class N	2,800	408,734

Spain — 2.2%
Banco Bilbao Vizcaya Argentaria SA	54,039	463,435
Banco Santander SA	66,382	446,442

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
International Alpha Strategies Fund	January 31, 2015 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 98.7% (continued)
Spain — 2.2% (continued)
Iberdrola SA (a)	37,400	258,618
		1,168,495

Sweden — 3.0%
Swedbank AB	44,600	1,081,506
Telefonaktiebolaget LM Ericsson, Class B	39,500	481,783
		1,563,289

Switzerland — 9.7%
Credit Suisse Group AG	28,600	604,576
Lonza Group AG	8,800	1,044,408
Nestle SA	14,200	1,087,262
Novartis AG	16,700	1,636,241
Tyco International Ltd.	17,300	706,013
		5,078,500

Taiwan — 0.8%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	18,300	415,593

United Kingdom — 20.0%
ARM Holdings PLC	40,400	631,667
AstraZeneca PLC	10,000	712,376
Aviva PLC	79,500	630,460
BP PLC	143,100	912,268
BT Group PLC	238,900	1,499,494
Bunzl PLC	20,000	569,841
Diageo PLC	11,000	325,473
Diageo PLC - ADR	3,000	354,390
HSBC Holdings PLC	71,000	650,069
InterContinental Hotels Group PLC	23,023	920,505
Reed Elsevier PLC	65,500	1,137,248
Rio Tinto PLC	16,300	716,093
Royal Dutch Shell PLC, Class A	19,600	594,064
Vodafone Group PLC	229,618	808,733
		10,462,681

United States — 2.1%
Medtronic PLC	4,400	314,160
Mettler-Toledo International, Inc. (a)	1,300	395,135
Schlumberger Ltd.	4,600	378,994
		1,088,289
Total Common Stocks (Cost $49,941,424)		51,725,247

Short-Term Investment — 1.2%
Money Market Fund — 1.2%
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	611,249	611,249
Total Short-Term Investment (Cost $611,249)		611,249

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
International Alpha Strategies Fund	January 31, 2015 (Unaudited)

Total Investments (Cost $50,552,673(c)) — 99.9%	$52,336,496
Other assets in excess of liabilities — 0.1%	31,821

NET ASSETS — 100.0%	$52,368,317

(a)     Non-income producing security.

(b)     Represents the 7 day yield at 1/31/15.

(c)     See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ADR — American Depositary Receipt
Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

	Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$51,725,247	$-	$-	$51,725,247
Short-Term Investment	611,249	-	-	611,249
Total Investments	$52,336,496	$-	$-	$52,336,496

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	January 31, 2015 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 94.3%
Allen County Public Building Commission, Facilities, Revenue Bonds,
5.05%, 12/01/31, Callable 12/01/22	1,310,000	1,498,954
5.15%, 12/01/36, Callable 12/01/22	500,000	562,575
Bel Aire Public Building Commission, Facilities, Revenue Bonds, AMBAC, 4.25%, 2/01/36, Pre-refunded 2/01/15 @ 100	830,000	830,000
Butler County Unified School District No. 490 El Dorado, School District, GO UT, AGM, 4.05%, 9/01/27, Callable 9/01/17	630,000	665,671
Chisholm Creek Utility Authority, Water, Revenue Bonds, AMBAC, 4.25%, 9/01/29, Callable 9/01/17	300,000	304,968
City of Abilene, GO UT,
4.30%, 9/01/27, Callable 9/01/20	150,000	173,598
4.60%, 9/01/30, Callable 9/01/20	500,000	579,985
City of Beloit, Facilities, Revenue Bonds, 5.00%, 4/01/32, Pre-refunded 4/01/17 @ 100	500,000	548,125
City of Dodge City, Facilities, Revenue Bonds, AGM, 5.25%, 6/01/31, Callable 6/01/19	825,000	957,825
City of Dodge City, GO UT, AGM, 4.25%, 9/01/29, Callable 9/01/19	835,000	904,931
City of Hays, Nursing Homes, Revenue Bonds, 4.25%, 10/01/32, Pre-refunded 10/01/16 @ 100	1,000,000	1,065,290
City of Junction City, GO UT, AGM, 4.50%, 9/01/31, Callable 9/01/20	1,000,000	1,113,370
City of La Cygne, Power, Revenue Bonds, XLCA, 4.05%, 3/01/15	382,000	382,000
City of Lawrence, Medical, Revenue Bonds, 5.25%, 7/01/21, Callable 7/01/16	610,000	648,912
City of Lawrence, Water, Revenue Bonds, 4.30%, 11/01/22, Callable 11/01/18	235,000	262,030
City of Leawood, GO UT, 4.20%, 9/01/23, Callable 9/01/17	565,000	610,093
City of Lenexa, GO UT, 4.00%, 9/01/25, Callable 3/02/15	480,000	481,070
City of Lindsborg, GO UT, 4.60%, 10/01/29, Callable 10/01/18	600,000	648,798
City of Maize, Water, Revenue Bonds, 5.25%, 8/01/26, Callable 8/01/16	1,000,000	1,036,290
City of Manhattan, GO UT,
4.50%, 11/01/17	400,000	439,020
4.10%, 11/01/26, Callable 11/01/18	415,000	453,159
City of Manhattan, Medical, Revenue Bonds, 5.00%, 11/15/29, Callable 11/15/22	615,000	723,554
City of Olathe, Medical, Revenue Bonds,
5.13%, 9/01/22, Callable 9/01/17	1,315,000	1,450,774
5.25%, 9/01/25, Callable 9/01/19	540,000	629,986
5.00%, 9/01/29, Callable 9/01/17	810,000	885,646
4.00%, 9/01/30, Callable 9/01/21	450,000	471,731
5.00%, 9/01/30, Callable 9/01/19	750,000	857,062
City of Ottawa, Education, Revenue Bonds, 5.00%, 4/15/25, Callable 4/15/19	1,510,000	1,740,803
City of Overland Park, GO UT, 5.00%, 9/01/19, Callable 3/02/15	630,000	632,148
City of Park City, GO UT, 5.38%, 12/01/25, Callable 12/01/19	500,000	559,145
City of Phillipsburg, Facilities, Revenue Bonds, 4.50%, 10/01/28, Callable 10/01/20	545,000	612,258
City of Pittsburg, Tax Allocation, 4.90%, 4/01/24, Callable 4/01/16	1,090,000	1,091,580
City of Roeland Park, Tax Allocation, 5.38%, 8/01/19, Callable 8/01/15	500,000	505,235
City of Salina, Medical, Revenue Bonds,
5.00%, 10/01/20, Callable 4/01/16	460,000	484,647
5.00%, 10/01/23, Callable 4/01/16	570,000	597,947
City of Shawnee, GO UT, 4.00%, 12/01/27, Callable 12/01/24	425,000	491,360
City of Topeka KS Combined Utility Revenue, Utilities, Revenue Bonds,
4.00%, 8/01/26, Callable 8/01/21	2,600,000	2,861,820
3.38%, 8/01/32, Callable 8/01/20	1,335,000	1,373,141
3.50%, 8/01/33, Callable 8/01/20	2,285,000	2,359,994
City of Topeka, GO UT,
4.00%, 8/15/30, Callable 8/15/15	2,000,000	2,026,420
4.50%, 8/15/30, Callable 8/15/19	450,000	501,799
City of Topeka, Utilities, Revenue Bonds, 4.50%, 8/01/33, Callable 8/01/19	650,000	710,690
City of Wichita KS Water & Sewer Utility Revenue, Utilities, Revenue Bonds, 3.25%, 10/01/31, Callable 10/01/20	1,070,000	1,105,214
City of Wichita, GO UT,
4.00%, 6/01/23, Callable 6/01/17 @ 101	405,000	436,027
4.00%, 6/01/24, Callable 6/01/17 @ 101	180,000	193,399
4.00%, 6/01/24, Callable 6/01/16 @ 101	150,000	157,530
4.00%, 6/01/25, Callable 6/01/17 @ 101	820,000	879,270
4.00%, 6/01/26, Callable 6/01/20 @ 101	475,000	523,217
4.00%, 6/01/27, Callable 6/01/20 @ 101	780,000	855,871
2.50%, 10/01/27, Callable 10/01/21	750,000	728,490
4.00%, 12/01/29, Callable 12/01/20 @ 101	250,000	277,543

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	January 31, 2015 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 94.3% (continued)
City of Wichita, Medical, Revenue Bonds,
5.00%, 11/15/17	200,000	224,228
4.75%, 11/15/24, Pre-refunded 11/15/19 @ 100	810,000	953,095
5.25%, 11/15/24, Pre-refunded 11/15/19 @ 100	2,150,000	2,579,935
5.00%, 11/15/29, Pre-refunded 11/15/21 @ 100	3,070,000	3,816,163
City of Wichita, Nursing Homes, Revenue Bonds, 4.00%, 4/01/27, Pre-refunded 4/01/16 @ 100	680,000	709,961
City of Wichita, Utilities, Revenue Bonds,
5.00%, 10/01/25, Callable 10/01/21	1,000,000	1,206,890
5.00%, 10/01/28, Callable 10/01/21	2,650,000	3,168,764
City of Wichita, Water, Revenue Bonds, 5.00%, 10/01/39, Callable 10/01/19	1,000,000	1,144,760
City of Wichita, Water/Sewer, Revenue Bonds,
4.00%, 10/01/29, Callable 10/01/20	1,000,000	1,086,370
5.00%, 10/01/29, Callable 10/01/19	750,000	872,812
4.00%, 10/01/30, Callable 10/01/20	1,000,000	1,084,160
City of Wichita, Water/Sewer, Revenue Bonds, AGM, 5.00%, 10/01/32, Callable 10/01/17	500,000	549,955
City of Wichita, Water/Sewer, Revenue Bonds, AMBAC, 5.13%, 10/01/29, Pre-refunded 10/01/15 @ 101	780,000	813,205
City of Wichita, Water/Sewer, Revenue Bonds, NATL-RE FGIC, 5.00%, 10/01/16, Callable 3/02/15	500,000	503,690
Cloud County Public Building Commission, GO, 4.10%, 10/15/32, Callable 10/15/22	225,000	238,552
Coffeyville Community College, Higher Education, Revenue Bonds, 5.05%, 10/01/25, Pre-refunded 10/01/15 @ 100	1,975,000	2,037,706
Colby Community College, Higher Education, COP, 5.00%, 8/01/31, Callable 8/01/16	250,000	255,550
Commonwealth of Puerto Rico, GO UT, AGM, 5.50%, 7/01/29	275,000	291,310
County of Cherokee, COP, NATL-RE FGIC, 5.00%, 12/01/21, Callable 12/01/15	1,170,000	1,213,477
County of Douglas, GO UT, 4.25%, 9/01/30, Callable 9/01/19	320,000	359,670
County of Franklin, COP, 4.75%, 9/01/21, Callable 3/02/15	750,000	750,915
County of Johnson, GO UT,
4.75%, 9/01/27, Callable 9/01/18	500,000	563,615
3.00%, 9/01/30, Callable 9/01/22	400,000	411,208
County of Scott, GO UT, 5.00%, 4/01/28, Callable 4/01/20	500,000	582,490
County of Sedgwick KS / County of Shawnee, Single Family Housing, Revenue Bonds, GNMA, 6.70%, 6/01/29	30,000	30,909
County of Sedgwick, Medical, Revenue Bonds,
5.00%, 8/01/25, Pre-refunded 8/01/15 @ 100	500,000	511,865
5.25%, 8/01/31, Pre-refunded 8/01/15 @ 100	500,000	512,480
County of Shawnee, COP,
5.00%, 9/01/22, Pre-refunded 9/01/15 @ 100	1,640,000	1,685,510
5.00%, 9/01/23, Pre-refunded 9/01/15 @ 100	1,840,000	1,891,060
County of Shawnee, GO UT, AGM, 5.00%, 9/01/19, Callable 9/01/15	700,000	718,228
Crawford County Public Building Commission, Revenue Bonds, 5.38%, 9/01/24, Callable 9/01/19	2,300,000	2,674,900
Dodge City Community College, Higher Education, Revenue Bonds, 5.13%, 4/01/30, Callable 4/01/20	250,000	267,913
Douglas County Unified School District No. 348 Baldwin City, School District, GO UT, 5.00%, 9/01/30, Callable 9/01/19	1,405,000	1,623,646
Douglas County Unified School District No. 491 Eudora, School District, GO UT, AGM, 5.00%, 9/01/29, Callable 9/01/18	450,000	510,507
Geary County Unified School District No. 475, School District, GO UT, NATL-RE, 5.25%, 9/01/18, Partially Pre-refunded 9/01/15 @ 100	795,000	816,743
Harvey County Unified School District No. 373 Newton, School District, GO UT, NATL-RE, 5.00%, 9/01/22, Pre-refunded 9/01/18 @ 100	1,700,000	1,955,680
Hutchinson Community College & Area Vocational School, Higher Education, COP, 4.00%, 10/01/37, Callable 10/01/21	1,700,000	1,763,342
Johnson & Miami Counties Unified School District No. 230 Spring Hills, School District, GO UT, 5.25%, 9/01/29, Callable 9/01/21	1,500,000	1,817,445
Johnson County Public Building Commission, Facilities, Revenue Bonds,
4.00%, 9/01/20, Callable 9/01/18	325,000	358,309
4.00%, 9/01/22, Callable 9/01/19	415,000	461,870
4.50%, 9/01/22, Callable 9/01/18	100,000	111,737
4.00%, 9/01/24, Callable 9/01/20	500,000	555,290
4.75%, 9/01/24, Callable 9/01/18	790,000	889,619
4.88%, 9/01/25, Callable 9/01/18	200,000	225,868
4.50%, 9/01/27, Callable 9/01/21	955,000	1,106,501

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	January 31, 2015 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 94.3% (continued)
Johnson County Unified School District No. 231 Gardner - Edgerton, School District, GO UT, AMBAC, 5.00%, 10/01/25, Callable 10/01/16	1,070,000	1,146,451
Johnson County Unified School District No. 231 Gardner - Edgerton, School District, GO UT, NATL, 5.00%, 10/01/23, Callable 3/02/15	380,000	381,383
Johnson County Unified School District No. 232 De Soto, School District, GO UT, AGM,
5.25%, 9/01/20, Callable 9/01/15	1,325,000	1,363,425
5.25%, 9/01/23, Callable 9/01/15	1,000,000	1,028,410
Johnson County Unified School District No. 232 De Soto, School District, GO UT, NATL-RE, 5.00%, 3/01/15	600,000	600,545
Johnson County Water District No. 1, Water, Revenue Bonds,
3.25%, 7/01/20, Callable 7/01/18	1,440,000	1,529,338
3.25%, 12/01/30, Callable 12/01/17	3,615,000	3,674,575
Kansas Development Finance Authority, Development, Revenue Bonds,
4.00%, 6/01/17	695,000	743,289
4.00%, 10/01/20	250,000	274,093
4.00%, 11/01/27, Callable 11/01/19	765,000	838,953
5.00%, 11/01/28, Callable 11/01/19	2,055,000	2,402,480
5.00%, 11/01/29, Callable 11/01/19	2,060,000	2,404,185
5.00%, 6/15/31, Callable 6/15/19	2,500,000	2,855,725
4.00%, 5/01/34, Callable 5/01/22	1,000,000	1,055,940
Kansas Development Finance Authority, Facilities, Revenue Bonds, 5.00%, 10/01/22, Callable 10/01/15	1,140,000	1,175,591
Kansas Development Finance Authority, Facilities, Revenue Bonds, AMBAC, 5.25%, 10/01/17, Callable 3/02/15	135,000	135,370
Kansas Development Finance Authority, Facilities, Revenue Bonds, FSA,
5.13%, 11/01/25, Callable 11/01/18	100,000	114,951
5.25%, 11/01/28, Callable 11/01/18	305,000	351,391
Kansas Development Finance Authority, Facilities, Revenue Bonds, NATL-RE,
5.00%, 5/01/16, Callable 5/01/15	205,000	207,335
5.25%, 11/01/21, Callable 11/01/17	250,000	279,383
5.25%, 11/01/26, Callable 11/01/17	1,200,000	1,335,144
Kansas Development Finance Authority, Facilities, Revenue Bonds, NATL-RE FGIC, 5.00%, 4/01/15	250,000	251,948
Kansas Development Finance Authority, GO, 4.75%, 9/01/34, Callable 9/01/19	200,000	227,116
Kansas Development Finance Authority, Higher Education, Revenue Bonds,
4.00%, 3/01/16	700,000	728,238
4.00%, 4/01/24, Callable 4/01/20	230,000	254,815
5.00%, 6/01/28, Pre-refunded 6/01/15 @ 100	2,475,000	2,513,808
5.00%, 4/01/29, Callable 4/01/20	650,000	754,097
Kansas Development Finance Authority, Higher Education, Revenue Bonds, AMBAC, 5.00%, 10/01/21, Callable 3/02/15	205,000	208,553
Kansas Development Finance Authority, Higher Education, Revenue Bonds, XLCA, 5.00%, 2/01/26, Pre-refunded 2/01/16 @ 100	2,000,000	2,095,260
Kansas Development Finance Authority, Medical, Revenue Bonds,
5.25%, 11/15/21, Callable 11/15/19	1,300,000	1,559,961
5.00%, 11/15/22, Callable 11/15/17	260,000	288,522
5.00%, 11/15/22, Callable 11/15/15	500,000	517,505
5.50%, 11/15/22, Callable 11/15/19	1,000,000	1,216,850
5.00%, 11/15/24, Callable 11/15/17	1,110,000	1,228,215
5.25%, 1/01/25, Callable 1/01/20	1,500,000	1,767,525
5.00%, 5/15/25, Callable 5/15/19	1,500,000	1,720,200
5.00%, 11/15/27, Callable 11/15/19	1,000,000	1,152,870
5.50%, 11/15/29, Callable 11/15/19	1,275,000	1,511,334
5.38%, 3/01/30, Callable 3/01/20	1,000,000	1,170,520
5.25%, 11/15/30, Callable 11/15/19	250,000	290,328
5.00%, 11/15/32, Callable 5/15/22	1,500,000	1,737,330
5.00%, 5/15/35, Callable 5/15/19	330,000	372,293
Kansas Development Finance Authority, Medical, Revenue Bonds, NATL-RE, 5.00%, 11/15/27, Callable 11/15/17	1,875,000	2,065,444
Kansas Development Finance Authority, Transportation, Revenue Bonds,
5.00%, 10/01/16	1,585,000	1,706,474
5.00%, 10/01/21, Callable 10/01/18	1,270,000	1,459,928
4.63%, 10/01/26, Callable 10/01/18	300,000	337,122
Kansas Development Finance Authority, Transportation, Revenue Bonds, NATL-RE FGIC,
5.00%, 11/01/20, Callable 11/01/16	950,000	1,024,033

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	January 31, 2015 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 94.3% (continued)
5.00%, 11/01/21, Callable 11/01/16	500,000	538,875
5.00%, 11/01/22, Callable 11/01/16	200,000	215,514
4.38%, 11/01/26, Callable 11/01/16	650,000	687,193
Kansas Development Finance Authority, Water, Revenue Bonds,
5.50%, 11/01/15	200,000	207,990
4.00%, 3/01/27, Callable 3/01/19	775,000	842,014
Kansas Power Pool, Power, Revenue Bonds, 5.00%, 12/01/31, Callable 12/01/20	1,000,000	1,078,380
Kansas Power Pool, Utilities, Revenue Bonds, 5.00%, 12/01/23, Callable 12/01/22	200,000	228,754
Kansas Rural Water Finance Authority, Water, Revenue Bonds, 4.10%, 9/01/34, Callable 3/01/21	270,000	280,589
Kansas State Department of Transportation, Transportation, Revenue Bonds,
4.30%, 9/01/21, Callable 9/01/18	575,000	639,112
5.00%, 9/01/24, Callable 9/01/18	1,360,000	1,552,630
Kansas Turnpike Authority, Transportation, Revenue Bonds, 4.00%, 9/01/26, Callable 9/01/20	1,000,000	1,096,690
La Cygne Public Building Commission, Facilities, Revenue Bonds, 5.00%, 11/01/29, Callable 11/01/19	375,000	433,174
Leavenworth County Unified School District No. 453, School District, GO UT, AGC,
5.25%, 9/01/23, Pre-refunded 9/01/19 @ 100	440,000	525,378
5.25%, 9/01/23, Callable 9/01/19	60,000	70,933
Leavenworth County Unified School District No. 453, School District, GO UT, AGM, 4.75%, 3/01/25, Callable 9/01/19	535,000	615,945
Leavenworth County Unified School District No. 458, School District, GO UT,
5.25%, 9/01/28, Pre-refunded 9/01/19 @ 100	1,250,000	1,483,287
5.00%, 9/01/29, Pre-refunded 9/01/19 @ 100	395,000	464,319
5.00%, 9/01/30, Pre-refunded 9/01/19 @ 100	215,000	252,730
Lyon County Public Building Commission, Facilities, Revenue Bonds, 4.00%, 12/01/21, Callable 12/01/18 (a)	500,000	547,655
Maize Public Building Commission, Revenue Bonds, 5.20%, 5/01/31, Callable 5/01/16	1,000,000	1,022,880
Marais Des Cygnes Public Utility Authority, Water, Revenue Bonds, AGM, 4.63%, 12/01/38, Callable 12/01/17	820,000	863,312
Miami County Unified School District No. 416 Louisburg, School District, GO UT, NATL-RE,
4.00%, 9/01/15	470,000	480,204
4.00%, 9/01/15	430,000	439,460
5.00%, 9/01/20, Pre-refunded 9/01/16 @ 100	1,235,000	1,325,118
Mitchell County Public Building Commission, Medical, Revenue Bonds, AGM, 4.50%, 3/01/28, Callable 3/01/18	430,000	465,514
Overland Park Transportation Development District, Transportation, Revenue Bonds, 5.90%, 4/01/32, Callable 4/01/20	1,000,000	1,118,820
Pawnee County Public Building Commission, Medical, Revenue Bonds, 4.00%, 2/15/31, Callable 2/15/22	145,000	152,250
Pratt County Public Building Commission, GO, 3.25%, 12/01/32, Callable 12/01/17	1,150,000	1,158,015
Puerto Rico Electric Power Authority, Power, Revenue Bonds, NATL-RE, 5.00%, 7/01/19 (a)	1,000,000	1,030,230
Puerto Rico Highway & Transportation Authority, Transportation, Revenue Bonds, AGC, 5.25%, 7/01/36	385,000	407,469
Puerto Rico Highway & Transportation Authority, Transportation, Revenue Bonds, AGM, 5.50%, 7/01/22	630,000	679,159
Reno County Unified School District No. 308 Hutchinson, School District, GO UT, NATL-RE,
5.00%, 9/01/16	1,000,000	1,071,650
5.00%, 9/01/25, Pre-refunded 9/01/17 @ 100	200,000	221,256
Rice County Unified School District No. 376 Sterling, School District, GO UT, AGM, 5.25%, 9/01/35, Pre-refunded 9/01/19 @ 100	500,000	577,565
Riley County Unified School District No. 383 Manhattan-Ogden, School District, GO UT,
5.00%, 9/01/23, Pre-refunded 9/01/19 @ 100	1,000,000	1,166,230
5.00%, 9/01/27, Pre-refunded 9/01/18 @ 100	1,350,000	1,533,559
Sedgwick County Public Building Commission, Facilities, Revenue Bonds,
5.00%, 8/01/23, Pre-refunded 8/01/18 @ 100	390,000	443,543
5.00%, 8/01/24, Pre-refunded 8/01/18 @ 100	100,000	113,729
5.25%, 8/01/26, Pre-refunded 8/01/18 @ 100	180,000	206,253
5.25%, 8/01/28, Pre-refunded 8/01/18 @ 100	800,000	916,680
Sedgwick County Unified School District No. 259 Wichita, School District, GO UT,
5.00%, 10/01/21, Pre-refunded 10/01/18 @ 100	30,000	34,557
5.00%, 10/01/21, Callable 10/01/18	970,000	1,110,155
Sedgwick County Unified School District No. 261 Haysville, School District, GO UT, AGM,
5.00%, 11/01/19, Callable 11/01/17	1,000,000	1,115,690

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	January 31, 2015 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 94.3% (continued)
5.00%, 11/01/23, Callable 11/01/17	200,000	222,906
Sedgwick County Unified School District No. 262 Valley Center, School District, GO UT, AGM, 5.00%, 9/01/24, Callable 9/01/18	745,000	844,048
Sedgwick County Unified School District No. 265 Goddard, School District, GO UT, AGC, 4.50%, 10/01/24, Callable 10/01/18	250,000	279,248
Sedgwick County Unified School District No. 266 Maize, School District, GO UT, NATL-RE, 5.00%, 9/01/19, Callable 9/01/17	500,000	552,600
Shawne County Unified School District No. 437 Auburn - Washburn, School District, GO UT, 3.95%, 9/01/28, Callable 9/01/20	825,000	932,233
Topeka Public Building Commission, Facilities, Revenue Bonds, NATL-RE, 5.00%, 6/01/27, Callable 6/01/18	2,355,000	2,676,081
University of Kansas Hospital Authority, Medical, Revenue Bonds, 5.00%, 9/01/21, Callable 9/01/16	1,075,000	1,153,443
Wyandotte County Unified School District No. 204 Bonner Springs-Edwardsville, School District, GO UT, NATL-RE FGIC, 5.00%, 9/01/24, Callable 9/01/15	470,000	482,239
Wyandotte County-Kansas City Unified Government, 5.00%, 9/01/24, Callable 3/01/19	800,000	918,816
Wyandotte County-Kansas City Unified Government Utility System Revenue, Utilities, Revenue Bonds, 5.00%, 9/01/32, Callable 9/01/22	1,090,000	1,247,036
Wyandotte County-Kansas City Unified Government, Facilities, GO UT, 4.00%, 8/01/31, Callable 8/01/22	930,000	1,017,448
Wyandotte County-Kansas City Unified Government, Facilities, Revenue Bonds, NATL-RE, 6.00%, 5/01/15, Callable 3/02/15	1,015,000	1,019,476
Wyandotte County-Kansas City Unified Government, GO UT,
5.00%, 8/01/29, Callable 8/01/20	1,000,000	1,180,950
4.00%, 8/01/30, Callable 8/01/20	500,000	545,775
Wyandotte County-Kansas City Unified Government, Revenue Bonds,
4.60%, 10/01/16	60,000	60,839
5.00%, 12/01/21, Callable 6/01/16	330,000	337,458
4.88%, 10/01/28, Callable 10/01/16	475,000	477,304
Wyandotte County-Kansas City Unified Government, Utilities, Revenue Bonds,
4.25%, 9/01/23, Callable 3/01/20	500,000	552,500
5.00%, 9/01/27, Callable 9/01/21	1,300,000	1,547,078

Total Municipal Bonds (Cost $170,295,058)		184,319,052

	Shares
Short-Term Investment — 4.6%
Money Market Fund — 4.6%
Federated Tax-Free Obligations Fund, Institutional Shares, 0.01% (a)	9,038,537	9,038,537
Total Short-Term Investment (Cost $9,038,537)		9,038,537

Total Investments (Cost $179,333,595(b)) — 98.9%		$193,357,589
Other assets in excess of liabilities — 1.1%		2,123,128

NET ASSETS — 100.0%		$195,480,717

(a) Represents the 7 day yield at 1/31/15.

(b) See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corp.
AMBAC — Insured by American Municipal Bond Assurance Corp.
COP — Certificate of Participation

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	January 31, 2015 (Unaudited)

FGIC — Insured by Financial Guaranty Insurance Corp.
FSA — Insured by Assured Guaranty Municipal (formerly Federal Security Assurance)
GNMA — Government National Mortgage Association
GO — General Obligation
NATL-RE — National Public Finance Guaranty Corp. (formerly MBIA)
UT — Unlimited Tax
XLCA — Insured by XL Capital Assurance

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$184,319,052	$-	$184,319,052
Short-Term Investment	9,038,537	-	-	9,038,537
Total Investments	$9,038,537	$184,319,052	$-	$193,357,589

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Boyd Watterson Short-Term Enhanced Bond Fund	January 31, 2015 (Unaudited)

Security Description	Principal ($)	Value ($)
Asset-Backed Securities — 2.6%
ARI Fleet Lease Trust 2010-A, Series 2012-B, Class A, 0.47%, 1/15/21, Demand Date 2/17/15 † (a) (b)	282,226	281,650
CAL Funding II Ltd., Series 2012-1A, Class A, 3.47%, 10/25/27 (b)	310,000	316,218
GMAC Mortgage Corp. Loan Trust, Series 2001-HE3, Class A2, 0.73%, 3/25/27, Demand Date 2/25/15 † (a)	4,065	3,763
Merrill Lynch Mortgage Investors, Inc., Series 2003-A2, Class 2A2, 1.86%, 2/25/33, Demand Date 2/25/15 † (a)	16,935	16,392
Residential Funding Mortgage Securities II, Inc., Series 2003-HS3, Class A2B, 0.46%, 8/25/33, Demand Date 2/25/15 † (a)	7,508	6,999
Total Asset-Backed Securities (Cost $620,781)		625,022

Collateralized Mortgage Obligations — 3.8%
Bank of America Mortgage Securities, Inc., Series 2002-G, Class 2A1, 2.72%, 7/20/32, Callable 2/20/15 †	381	359
Freddie Mac REMICS, Series 2611, Class HD, 5.00%, 5/15/23	147,790	160,628
Government National Mortgage Association, Series 2011-20, Class A, 1.88%, 4/16/32	129,365	129,887
Sequoia Mortgage Trust,
Series 2012-1, Class 2A1, 3.47%, 1/25/42, Callable 8/25/22 †	155,066	160,533
Series 2012-2, Class A2, 3.50%, 4/25/42, Callable 6/25/17 †	217,322	221,328
Series 2013-1, Class 1A1, 1.45%, 2/25/43, Callable 2/25/24 †	259,607	251,982
Total Collateralized Mortgage Obligations (Cost $925,279)		924,717

Commercial Mortgage-Backed Security — 1.4%
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A1, 1.31%, 8/15/46	329,502	331,181
Total Commercial Mortgage-Backed Security (Cost $329,496)		331,181

Corporate Bonds — 67.2%
Consumer Discretionary — 5.8%
Avon Products, Inc., 2.38%, 3/15/16	125,000	124,844
Constellation Brands, Inc., 7.25%, 5/15/17	175,000	194,906
H.J. Heinz Co., 3.25%, 3/26/19 †	212,063	211,798
Jarden Corp., 7.50%, 5/01/17	250,000	276,250
L Brands, Inc., 6.90%, 7/15/17	175,000	194,250
Walgreens Boots Alliance, Inc., 0.68%, 5/18/16 †	400,000	400,175
		1,402,223

Energy — 7.2%
Chesapeake Energy Corp., 3.50%, 4/15/19, Callable 4/15/15 †	250,000	243,125
Energy Transfer Partners LP, 6.13%, 2/15/17	300,000	324,658
Enterprise Products Operating LLC, 3.20%, 2/01/16	400,000	405,308
Peabody Energy Corp., 7.38%, 11/01/16	250,000	243,750
Petrobras International Finance Co., 3.88%, 1/27/16 (c)	425,000	414,630
Tesoro Corp., 4.25%, 10/01/17, Callable 9/01/17	100,000	103,500
		1,734,971

Financials — 39.3%
Air Lease Corp., 5.63%, 4/01/17	325,000	347,750
American Express Co., 0.82%, 5/22/18 †	475,000	475,535
American International Group, Inc., 5.60%, 10/18/16	235,000	252,588
Bank of America Corp., 5.75%, 8/15/16	500,000	531,756
BB&T Corp., 1.10%, 6/15/18, Callable 5/15/18 †	300,000	303,339
Capital One Financial Corp., 1.00%, 11/06/15	450,000	450,886
CIT Group, Inc., 5.00%, 5/15/17	250,000	257,969
Citigroup, Inc., 1.93%, 5/15/18 †	475,000	489,776
CNA Financial Corp., 6.50%, 8/15/16	200,000	216,075
DDR Corp., 7.50%, 4/01/17	270,000	302,396
Duke Realty LP, 5.95%, 2/15/17	289,000	314,094

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Boyd Watterson Short-Term Enhanced Bond Fund	January 31, 2015 (Unaudited)

Security Description	Principal ($)	Value ($)
Corporate Bonds — 67.2% (continued)
Financials — 39.3% (continued)
First Tennessee Bank NA, 5.65%, 4/01/16	250,000	258,604
Ford Motor Credit Co. LLC, 3.00%, 6/12/17	250,000	257,704
General Electric Capital Corp., 0.51%, 5/15/17, Callable 4/13/17 †	250,000	249,686
General Motors Financial Co., Inc., 2.75%, 5/15/16	250,000	253,594
Goldman Sachs Group, Inc. (The), 1.33%, 11/15/18 †	525,000	530,339
Hartford Financial Services Group, Inc., 5.38%, 3/15/17	425,000	460,291
Health Care REIT, Inc., 3.63%, 3/15/16	250,000	257,320
Healthcare Realty Trust, Inc., 6.50%, 1/17/17	300,000	328,117
Highwoods Realty LP, 5.85%, 3/15/17	350,000	380,981
International Lease Finance Corp., 5.75%, 5/15/16	250,000	260,081
Jefferies Group LLC, 5.50%, 3/15/16	375,000	392,079
JPMorgan Chase & Co., 1.16%, 1/25/18 †	175,000	176,533
Lazard Group LLC, 6.85%, 6/15/17	125,000	139,618
Morgan Stanley, 4.75%, 3/22/17	400,000	427,405
Unum Group, 7.13%, 9/30/16	335,000	366,559
Wells Fargo & Co.,
0.89%, 4/23/18 †	175,000	175,371
7.98%, 3/29/49, Callable 3/15/18 †	250,000	275,625
Willis North America, Inc., 6.20%, 3/28/17	315,000	339,890
		9,471,961

Health Care — 0.9%
Boston Scientific Corp., 5.13%, 1/12/17	200,000	213,662
		213,662

Industrials — 5.4%
CNH Capital LLC, 6.25%, 11/01/16	250,000	264,375
Joy Global, Inc., 6.00%, 11/15/16	200,000	216,321
L-3 Communications Corp., 3.95%, 11/15/16	200,000	208,664
Masco Corp., 6.13%, 10/03/16	150,000	160,312
Owens-Brockway Glass Container, Inc., 7.38%, 5/15/16	225,000	241,312
RR Donnelley & Sons Co., 8.60%, 8/15/16	200,000	220,000
		1,310,984

Information Technology — 1.8%
Hewlett-Packard Co., 3.00%, 9/15/16	425,000	437,671

Materials — 0.7%
Vale Overseas, Ltd., 6.25%, 1/23/17 (c)	150,000	159,692

Telecommunication Services — 3.6%
Frontier Communications Corp., 8.25%, 4/15/17	175,000	194,250
Sprint Communications, Inc., 6.00%, 12/01/16	175,000	183,641
Verizon Communications, Inc., 1.01%, 6/17/19 †	475,000	477,731

		855,622

Transportation — 1.4%
Kansas City Southern de Mexico SA de CV, 0.96%, 10/28/16 † (c)	335,000	334,326

Utilities — 1.1%
Dominion Resources, Inc., 7.50%, 6/30/66, Callable 6/30/16 †	250,000	259,327
Total Corporate Bonds (Cost $16,242,754)		16,180,439

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Boyd Watterson Short-Term Enhanced Bond Fund	January 31, 2015 (Unaudited)

Security Description	Principal ($)	Value ($)
U.S. Government Agency Pass-Through Securities — 13.0%
Federal Home Loan Mortgage Corporation — 3.6%
5.00%, Pool #G13198, 3/01/21	87,750	93,829
5.50%, Pool #G14907, 7/01/24	208,859	227,254
5.50%, Pool #C90872, 12/01/24	277,454	311,317
4.00%, Pool #G18343, 3/01/25	219,279	233,652
		866,052

Federal National Mortgage Association — 4.3%
4.50%, Pool #357644, 11/01/19	118,620	124,906
5.00%, Pool #981257, 5/01/23	177,725	191,635
6.00%, Pool #984262, 6/01/23	152,791	169,512
5.50%, Pool #255668, 3/01/25	159,049	177,685
4.50%, Pool #AL0802, 4/01/25	164,892	178,256
6.00%, Pool #AE0265, 8/01/37	163,747	186,865
		1,028,859

Government National Mortgage Association — 5.1%
6.50%, Pool #781931, 5/15/35	830,155	986,656
6.00%, Pool #677226, 8/15/38	204,337	232,809
		1,219,465

Small Business Administration — 0.0% (d)
4.48%, Pool #502966, 5/25/15†	772	768
Total U.S. Government Agency Pass-Through Securities (Cost $3,039,905)		3,115,144

U.S. Treasury Obligations — 6.0%
U.S. Treasury Notes — 6.0%
1.25%, 9/30/15	500,000	503,692
2.13%, 12/31/15	575,000	585,141
2.63%, 4/30/16	350,000	360,199
Total U.S. Treasury Obligations (Cost $1,448,634)		1,449,032

	Shares

Investment Company — 1.6%
PowerShares Senior Loan Portfolio ETF	16,000	383,520
Total Investment Company (Cost $399,450)		383,520

Preferred Stocks — 1.6%
JPMorgan Chase Capital XXIX, 6.70%, Callable 4/02/15	10,000	254,900
Raymond James Financial, Inc., 6.90%, Callable 3/15/17	5,000	137,200
Total Preferred Stocks (Cost $389,676)		392,100

Short-Term Investment — 2.6%
Money Market Fund — 2.6%
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (e)	625,491	625,491
Total Short-Term Investment (Cost $625,491)		625,491

Total Investments (Cost $24,021,466(f)) — 99.8%		$24,026,646
Other assets in excess of liabilities — 0.2%		43,556

NET ASSETS — 100.0%		$24,070,202

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Boyd Watterson Short-Term Enhanced Bond Fund	January 31, 2015 (Unaudited)

†     Variable or floating rate security.  The rate reflected on the Schedule of Portfolio Investments is the rate in effect at 1/31/15.

(a)   The demand date is either (i) that date at which the security next resets its coupon rate or (ii) the put date.  The demand date, and not the stated  maturity date, is the date used to determine the average maturity for the Fund.

(b)   Represents a restricted security purchase under rule 144A which is exempt from registration under the Securities Act of 1933, as amended. These  securities are considered illiquid, the total aggregate value of which is $597,868, or 2.48% of net assets.

(c)   Foreign security incorporated outside the United States.

(d)   Amount rounds to less than 0.05%.

(e)   Represents the 7 day yield at 1/31/15.

(f)   See Notes to Schedule of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ETF — Exchange-Traded Fund
LLC — Limited Liability Company
LP — Limited Partnership
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$-	$625,022	$-	$625,022
Collateralized Mortgage Obligations	-	924,717	-	924,717
Commercial Mortgage Backed Security	-	331,181	-	331,181
Corporate Bonds	-	16,180,439	-	16,180,439
U.S. Govt. Agency Pass-Through Securities	-	3,115,144	-	3,115,144
U.S. Treasury Obligations	-	1,449,032	-	1,449,032
Investment Company	383,520	-	-	383,520
Preferred Stocks	392,100	-	-	392,100
Short-Term Investment	625,491	-	-	625,491
Total Investments	$1,401,111	$22,625,535	$-	$24,026,646

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Boyd Watterson Core Plus Fund	January 31, 2015 (Unaudited)

Security Description	Principal ($)	Value ($)
Collateralized Mortgage Obligations — 0.4%
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR5, Class 10A1, 2.54%, 6/25/34, Callable 8/25/15 †	39,108	39,958
Fannie Mae REMICS,
Series 1994-77, Class FB, 1.67%, 4/25/24, Demand Date 2/25/2015 † (a)	35,591	36,913
Series 2002-44, Class FJ, 1.17%, 4/25/32, Demand Date 2/25/2015 † (a)	35,844	36,901
Series 2002-60, Class FV, 1.17%, 4/25/32, Demand Date 2/25/2015 † (a)	25,904	26,615
Series 2002-66, Class FG, 1.17%, 9/25/32, Demand Date 2/25/2015 † (a)	29,956	30,778
Series 2002-69, Class FA, 1.17%, 10/25/32, Demand Date 2/25/2015 † (a)	26,284	27,009
Series 2003-106, Class FA, 1.07%, 11/25/33, Demand Date 2/25/2015 † (a)	16,135	16,499
Series 2007-88, Class FW, 0.72%, 9/25/37, Demand Date 2/25/2015 † (a)	23,294	23,568
Fannie Mae Whole Loan, Series 2004-W8, Class 3A, 7.50%, 6/25/44, Callable 4/25/19	57,945	68,906
Freddie Mac REMICS, Series 1382, Class KA, 1.32%, 10/15/22, Demand Date 2/15/2015 † (a)	32,518	33,354
Residential Accredit Loans, Inc., Series 2003-QS5, Class A1, 0.62%, 3/25/18, Demand Date 2/25/2015 † (a)	20,094	19,662
WaMu Mortgage Pass-Through Certificates, Series 2003-AR1, Class A6, 2.14%, 3/25/33, Callable 2/25/15 †	51,058	50,988
Total Collateralized Mortgage Obligations (Cost $399,488)		411,151

Commercial Mortgage-Backed Securities — 0.2%
Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A4, 5.76%, 6/10/46 †	185,102	193,334
Total Commercial Mortgage-Backed Securities (Cost $191,907)		193,334

Corporate Bonds — 38.0%
Consumer Discretionary — 3.7%
Constellation Brands, Inc., 7.25%, 5/15/17	1,000,000	1,113,750
Hanesbrands, Inc., 6.38%, 12/15/20, Callable 12/15/15	1,000,000	1,062,000
H.J. Heinz Co., 4.25%, 10/15/20, Callable 4/15/15	975,000	985,359
Sally Holdings LLC / Sally Capital, Inc., 6.88%, 11/15/19, Callable 11/15/15	950,000	1,012,938
		4,174,047

Energy — 3.5%
Chesapeake Energy Corp., 3.50%, 4/15/19, Callable 4/15/15 †	1,000,000	972,500
Kinder Morgan, Inc., 7.00%, 6/15/17	1,000,000	1,107,500
Peabody Energy Corp., 7.38%, 11/01/16	925,000	901,875
Tesoro Corp., 4.25%, 10/01/17, Callable 9/01/17	1,000,000	1,035,000
		4,016,875

Financials — 23.8%
American Express Co., 0.82%, 5/22/18 †	1,425,000	1,426,606
American International Group, Inc., 5.85%, 1/16/18	350,000	395,104
Bank of America Corp., 5.65%, 5/01/18	1,225,000	1,369,021
Bear Stearns Cos. LLC (The), 7.25%, 2/01/18	1,300,000	1,506,580
Boston Properties LP, 5.63%, 11/15/20, Callable 8/15/20	825,000	966,861
Capital One Financial Corp., 1.00%, 11/06/15	1,000,000	1,001,969
CIT Group, Inc., 5.00%, 5/15/17	1,100,000	1,135,063
DDR Corp., 7.88%, 9/01/20	785,000	985,764
First Horizon National Corp., 5.38%, 12/15/15	800,000	826,960
Ford Motor Credit Co. LLC, 7.00%, 4/15/15	800,000	809,959
General Electric Capital Corp., 4.38%, 9/16/20	1,325,000	1,483,789
General Motors Financial Co., Inc., 4.75%, 8/15/17	1,050,000	1,114,145
Goldman Sachs Group, Inc. (The), 1.33%, 11/15/18 †	1,500,000	1,515,254
HCP, Inc., 2.63%, 2/01/20, Callable 11/01/19	990,000	1,000,992
Highwoods Realty LP, 3.20%, 6/15/21, Callable 4/15/21	920,000	947,179
International Lease Finance Corp., 5.75%, 5/15/16	825,000	858,268
Jefferies Group LLC, 5.13%, 4/13/18	975,000	1,031,220
Lazard Group LLC, 6.85%, 6/15/17	835,000	932,650
Morgan Stanley, 4.75%, 3/22/17	1,000,000	1,068,512
Petrobras International Finance Co., 6.13%, 10/06/16 (b)	1,000,000	991,250
Principal Financial Group, Inc., 8.88%, 5/15/19	850,000	1,083,070

 See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Boyd Watterson Core Plus Fund	January 31, 2015 (Unaudited)

Security Description	Principal ($)	Value ($)
Corporate Bonds — 38.0% (continued)
Financials — 23.8% (continued)
Prudential Financial, Inc., 5.38%, 6/21/20	835,000	968,519
SLM Corp., 3.88%, 9/10/15	1,000,000	1,008,750
Synchrony Financial, 3.00%, 8/15/19, Callable 7/15/19	610,000	625,969
Unum Group, 5.63%, 9/15/20	765,000	879,035
Wells Fargo & Co., 0.89%, 4/23/18 †	1,350,000	1,352,862
		27,285,351

Materials — 3.1%
Dow Chemical Co. (The), 8.55%, 5/15/19	840,000	1,058,826
LyondellBasell Industries NV, 5.00%, 4/15/19, Callable 1/15/19 (b)	800,000	886,047
Rock-Tenn Co., 4.45%, 3/01/19	550,000	592,263
Vale Overseas, Ltd., 6.25%, 1/23/17 (b)	925,000	984,764
		3,521,900

Telecommunication Services — 2.1%
CSC Holdings LLC, 8.63%, 2/15/19	625,000	730,469
Time Warner Cable, Inc., 6.75%, 7/01/18	450,000	520,920
Verizon Communications, Inc., 6.55%, 9/15/43	850,000	1,149,934
		2,401,323

Utilities — 1.8%
Enterprise Products Operating LLC, 5.20%, 9/01/20	940,000	1,068,862
Exelon Generation Co. LLC, 6.20%, 10/01/17	900,000	1,004,928
		2,073,790
Total Corporate Bonds (Cost $42,776,182)		43,473,286

Mortgage Derivatives - IO STRIPS — 0.0% (c)
Fannie Mae Interest Strip,
Series 386, Class 2, 5.00%, 11/25/37	97,523	10,984
Series 386, Class 1, 5.00%, 11/25/37	140,716	15,861
Total Mortgage Derivatives - IO STRIPS (Cost $75,105)		26,845

U.S. Government Agency Pass-Through Securities — 21.5%
Federal Home Loan Mortgage Corporation — 14.1%
6.00%, Pool #J01657, 4/01/21	35,740	39,041
4.50%, Pool #E02698, 6/01/25	445,568	482,081
3.00%, Pool #J19194, 5/01/27	1,657,434	1,757,779
2.38%, Pool #846367, 4/01/29, Demand Date 8/1/2015 † (a)	5,474	5,783
6.50%, Pool #C00742, 4/01/29	172,237	204,113
7.50%, Pool #G01548, 7/01/32	48,447	54,826
6.00%, Pool #G04457, 5/01/38	129,609	146,319
5.00%, Pool #A89640, 11/01/39	755,305	847,113
5.50%, Pool #G05903, 3/01/40	438,086	497,896
4.50%, Pool #C03517, 9/01/40	774,012	840,899
3.50%, Pool #Q08998, 6/01/42	1,236,981	1,306,455
3.50%, Pool #Q11547, 9/01/42	2,230,061	2,355,646
3.50%, Pool #G08554, 10/01/43	2,854,260	3,013,228
4.00%, Pool #C09069, 11/01/44	2,985,028	3,199,508
4.00%, Pool #G08618, 12/01/44	1,246,856	1,336,510
		16,087,197

Federal National Mortgage Association — 6.5%
3.00%, Pool #AJ9355, 1/01/27	1,105,683	1,165,666

 See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Boyd Watterson Core Plus Fund	January 31, 2015 (Unaudited)

Security Description	Principal ($)	Value ($)
U.S. Government Agency Pass-Through Securities — 21.5% (continued)
Federal National Mortgage Association — 6.5% (continued)
3.00%, Pool #AK6784, 3/01/27	890,960	939,310
4.50%, Pool #MA0776, 6/01/31	432,408	471,978
1.99%, Pool #708318, 6/01/33, Demand Date 6/1/2015 † (a)	31,456	32,323
2.23%, Pool #759385, 1/01/34, Demand Date 1/1/2016 † (a)	54,713	58,863
1.93%, Pool #776486, 3/01/34, Demand Date 3/1/2015 † (a)	62,132	66,677
2.63%, Pool #791523, 7/01/34, Demand Date 7/1/2015 † (a)	41,089	43,372
1.90%, Pool #810896, 1/01/35, Demand Date 5/1/2015 † (a)	398,522	419,049
5.00%, Pool #735580, 6/01/35	370,626	410,840
5.50%, Pool #AD0110, 4/01/36	248,261	282,980
7.00%, Pool #979909, 5/01/38	51,200	59,805
6.00%, Pool #AD4941, 6/01/40	278,771	317,803
3.00%, Pool #AU1629, 7/01/43	3,044,091	3,152,046
		7,420,712

Government National Mortgage Association — 0.9%
6.50%, Pool #455165, 7/15/28	166,338	190,371
6.25%, Pool #724720, 4/20/40	27,853	31,428
4.00%, Pool #4853, 11/20/40	794,901	851,015
		1,072,814
Total U.S. Government Agency Pass-Through Securities (Cost $23,782,076)		24,580,723

U.S. Government Agency Securities — 1.8%
Federal Home Loan Mortgage Corporation — 0.5%
3.75%, 3/27/19	500,000	552,834

Federal National Mortgage Association — 1.3%
1.38%, 11/15/16	1,500,000	1,523,776
Total U.S. Government Agency Securities (Cost $2,061,469)		2,076,610

U.S. Treasury Obligations — 35.7%
U.S. Treasury Bonds — 12.2%
3.88%, 8/15/40	2,825,000	3,751,733
3.00%, 5/15/42	4,500,000	5,204,178
3.63%, 2/15/44	3,850,000	4,983,944
		13,939,855

U.S. Treasury Notes — 23.5%
1.25%, 9/30/15	5,000,000	5,036,915
1.25%, 10/31/15	5,000,000	5,040,235
2.13%, 12/31/15	4,950,000	5,037,303
2.63%, 4/30/16	4,400,000	4,528,221
1.75%, 5/15/23	1,875,000	1,897,119
2.75%, 2/15/24	4,975,000	5,443,740
		26,983,533
Total U.S. Treasury Obligations (Cost $38,010,701)		40,923,388

	Shares
Investment Company — 0.4%
PowerShares Senior Loan Portfolio ETF	20,000	479,400
Total Investment Company (Cost $495,764)		479,400

 See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Boyd Watterson Core Plus Fund	January 31, 2015 (Unaudited)

Security Description	Shares	Value ($)
Short-Term Investment — 2.9%
Money Market Fund — 2.9%
Federated Government Obligations Fund, Institutional Shares, 0.01% (d)	3,324,021	3,324,021
Total Short-Term Investment (Cost $3,324,021)		3,324,021

Total Investments (Cost $111,116,713(e)) — 100.9%		$115,488,758
Liabilities in excess of other assets — (0.9)%		(984,720)
NET ASSETS — 100.0%		$114,504,038

† Variable or floating rate security. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at 1/31/15.

(a)
The demand date is either (i) the date at which the security next resets its coupon rate or (ii) the put date. The demand date, and not the stated maturity date, is used to determine the average maturity for the fund.

(b) Foreign security incorporated outside the United States.

(c) Amount rounds to less than 0.05%.

(d) Represents the 7 day yield at 1/31/15.

(e) See Notes to Schedule of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ETF — Exchange-Traded Fund
IO — Interest Only
LLC— Limited Liability Company
LP — Limited Partnership
REMIC — Real Estate Mortgage Investment Conduit
STRIPS — Separately Traded Registered Interest and Principal of Securities.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$-	$411,151	$-	$411,151
Commercial Mortgage-Backed Securities	-	193,334	-	193,334
Corporate Bonds	-	43,473,286	-	43,473,286
Investment Company	479,400	-	-	479,400
Mortgage Derivatives - IO STRIPS	-	26,845	-	26,845
U.S. Govt. Agency Pass-Through Securities	-	24,580,723	-	24,580,723
U.S. Government Agency Securities	-	2,076,610	-	2,076,610
U.S. Treasury Obligations	-	40,923,388	-	40,923,388
Short-Term Investment	3,324,021	-	-	3,324,021
Total Investments	$3,803,421	$111,685,337	$-	$115,488,758

 See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
U.S. Inflation-Indexed Fund	January 31, 2015 (Unaudited)

Security Description	Principal ($)	Value ($)
U.S. Treasury Inflation-Indexed Securities — 95.2%
U.S. Treasury Inflation-Indexed Bonds — 38.1%
0.25%, 1/15/25	1,894,699	1,937,625
2.38%, 1/15/25	17,255,625	21,262,174
2.00%, 1/15/26	4,363,803	5,253,609
2.38%, 1/15/27	10,221,150	12,837,928
1.75%, 1/15/28	2,255	2,682
3.63%, 4/15/28	2,570,163	3,692,803
2.50%, 1/15/29	8,849,285	11,519,973
2.13%, 2/15/41	783,027	1,098,196
0.75%, 2/15/42	9,981,332	10,528,748
1.38%, 2/15/44	13,458,483	16,578,119
		84,711,857

U.S. Treasury Inflation-Indexed Notes — 57.1%
0.50%, 4/15/15	17,906,893	17,727,125
0.13%, 4/15/16	22,952,573	23,051,200
0.13%, 4/15/18	255,443	259,753
0.13%, 4/15/19	17,407,987	17,728,956
1.88%, 7/15/19	1,924,771	2,126,271
1.13%, 1/15/21	15,342,821	16,524,694
0.13%, 1/15/22	9,830,241	9,981,538
0.13%, 7/15/22	3,081	3,137
0.13%, 1/15/23	10,437,354	10,578,425
0.63%, 1/15/24	27,077,275	28,562,301
0.13%, 7/15/24	328,258	333,181
		126,876,581
Total U.S. Treasury Inflation-Indexed Securities (Cost $204,417,432)		211,588,438

U.S. Treasury Obligations — 1.9%
U.S. Treasury Notes — 1.9%
1.00%, 5/31/18	2,730,000	2,740,238
2.13%, 9/30/21	1,480,000	1,541,975
Total U.S. Treasury Obligations (Cost $4,212,961)		4,282,213

	Shares
Short-Term Investments — 2.5%
U.S. Treasury Bills — 2.5%
0.01%, 3/05/15 (a)	1,000,000	999,996
0.05%, 5/07/15 (a)	4,470,000	4,469,772
		5,469,768
Money Market Fund — 0.0%*
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	106,495	106,495
Total Short-Term Investments (Cost $5,575,895)		5,576,263

Total Investments (Cost $214,206,288(c)) — 99.6%		$221,446,914
Other assets in excess of liabilities — 0.4%		934,132

NET ASSETS — 100.0%		$222,381,046

* Rounds to less than 0.05%.

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
U.S. Inflation-Indexed Fund	January 31, 2015 (Unaudited)

(a) Each issue shows the rate of the discount at purchase.

(b) Represents the 7 day yield at 1/31/15.

(c) See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Number of Contracts	Futures Contract	Notional Amount($)	Unrealized Appreciation/ (Depreciation)($)
Futures Contracts ─(0.2)%
Futures Contracts Purchased— 0.2%
66	March 2015, 2-Year Treasury Note, expiration 3/31/15	14,504,530	68,963
162	March 2015, 5-Year Treasury Note, expiration 3/31/15	19,657,696	349,337
			418,300

Futures Contracts Sold— (0.4)%
(1)	March 2015, 10-Year Treasury Note, expiration 3/20/15	(130,875)	(4,127)
(65)	March 2015, Long U.S. Treasury Bond, expiration 3/20/15	(69,833,285)	(399,301)
(24)	March 2015, Ultra Long U.S. Treasury Bond, expiration 3/20/15	(4,294,500)	(433,909)
			(837,337)
			(419,037)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Inflation-Indexed Securities	$-	$211,588,438	$-	$211,588,438
U.S. Treasury Obligations		4,282,213		4,282,213
Short-Term Investments	106,495	5,469,768	-	5,576,263
Total Investments	$2,082,613	$221,325,563	$-	$221,446,914

Other Financial Instruments**	Level 1	Level 2	Level 3	Total
Futures Contracts Purchased	$418,300	$-	$-	$418,300
Futures Contracts Sold	(837,337)	-	-	(837,337)
Total Other Financial Instruments	$(419,037)	$-	$-	$(419,037)

** Other financial instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation/ depreciation.

See Notes to Schedules of Portfolio Investments

American Independence Funds Trust
Notes to Schedules of Portfolio of Investments
January 31, 2015 (Unaudited)

1. Organization:

The American Independence Funds Trust (the “Trust”) was established as a Delaware business trust on October 7, 2004 as Adventus Funds Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was subsequently renamed on June 10, 2005 as Arrivato Funds Trust. Effective March 2, 2006, the name of the Trust was changed to American Independence Funds Trust in connection with the Trust’s reorganization and merger with the former American Independence Funds Trust.

The Trust currently offers seven (7) series, or mutual funds, each with its own investment objectives and strategies. This report contains the schedules of portfolio investments of each of the seven active series (individually, a “Fund”; collectively, the “Funds”).

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its schedules of portfolio investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of schedules of portfolio investments requires management to make estimates and assumptions that affect the amounts reported for the date of the schedules of portfolio investments. Actual results could differ from those estimates.

Investment Valuation

Portfolio securities listed or traded on domestic securities exchanges or the Nasdaq are valued at the market value as of the close of regular trading on the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern Time (“Valuation Time”). If there have been no sales for that day on any exchange or system for a security, the security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded or at the Nasdaq official closing price, if applicable. Debt securities held by a Fund generally are valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Short-term debt investments having maturities of 60 days or less are valued at amortized cost, which approximates fair value. Investments in investment companies not traded on an exchange are valued at their net asset values as reported by such companies. The differences between cost and fair values of such investments are reflected as unrealized appreciation or depreciation.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded or at fair value (see description below). Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities for which prices from the Funds’ pricing services are not readily available are valued at fair value by American Independence Financial Services, LLC (“American Independence” or the “Adviser”) or the sub-adviser in accordance with guidelines approved by the Trust’s Board of Trustees. For securities traded principally on foreign exchanges, the Funds may use fair value pricing if an event occurs after the close of trading of the principal foreign exchange on which a security is traded, but before calculation of a Fund’s NAV, which a Fund believes affects the value of the security since its last market quotation. Such events may involve situations relating to a single issuer (such as news related to the issuer announced after the close of the principal foreign exchange), or situations relating to sectors of the market or the markets in general (such as significant fluctuations in the U.S. or foreign markets or significant changes in exchange rates, natural disasters, armed conflicts, or governmental actions). In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Funds may engage a third party fair value service provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occurring from the time of the close of the relevant foreign market and the close of the NYSE.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements and Disclosures”, establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of January 31, 2015, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included in each Fund’s schedule of portfolio investments, which also includes a breakdown of the Fund’s investments by geographic or industry concentration.

With respect to the Funds, there were no transfers into and out of any level during the current quarter presented. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

The valuation of a Level 3 security will be dealt with on a case by case basis and will depend upon the circumstances surrounding that security. In determining a fair value, the Funds’ valuation committee will assess a value that they might reasonably expect to receive for a security upon its current sale. Methods for valuing securities may include, but are not limited to, multiple earnings; discount from market of a similar freely traded security; yield to maturity; prior market values of the security; and ratings. To determine the appropriate valuation method, the following general factors are considered: the fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities; the evaluation of the forces which influence the market in which the securities are purchased and sold; and any other relevant factors.

Securities Purchased on a When-issued Basis

Each Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement.

Financial Futures Contracts

The Funds, except for Kansas Tax-Exempt Bond Fund, may enter into financial futures contracts to hedge their interest rate and foreign currency risk. Hedging theoretically reduces market risk, and exposure exists to the extent there is a related imperfect correlation of the price of futures contracts with the underlying interest rate risk.

Investments in financial futures contracts require the Funds to “mark to market” open positions on a daily basis, in order to reflect the change in the market value of the contract at the close of each day’s trading. Accordingly, variation margin is paid or received to reflect daily unrealized gains or losses. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. These investments require initial margin deposits which consist of cash or eligible securities. The details of each Fund’s open futures contracts at January 31, 2015 (where applicable) are contained at the end of that Fund’s Schedule of Portfolio Investments. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

Options Transactions

For hedging purposes, certain Funds (Stock Fund, Risk-Managed Allocation Fund, Boyd Watterson Short-Term Enhanced Bond Fund, Boyd Watterson Core Plus Fund, and U.S. Inflation-Indexed Fund) may purchase put and call options and write covered put and call options on securities in which each Fund may invest directly and that are traded on registered domestic securities exchanges or that result from separate, privately negotiated transactions (i.e., over-the-counter (OTC) options). The writer of a call option, who receives a premium, has the obligation, upon exercise, to deliver the underlying security against payment of the exercise price during the option period. The writer of a put, who receives a premium, has the obligation to buy the underlying security, upon exercise, at the exercise price during the option period.

The Funds may write put and call options on securities only if they are covered, and such options must remain covered as long as the Fund is obligated as a writer. A call option is covered if a Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if the underlying security is held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A put option is covered if a Fund maintains liquid assets with a value equal to the exercise price in a segregated account with its custodian.

The risk associated with purchasing an option is limited to the premium paid, whether or not the option is exercised. In addition, each Fund bears the risk of a change in the market value of the underlying securities should the counterparty to the option contract fail to perform.

Purchased put and call options are accounted for in the same manner as portfolio securities. Investments in option contracts require a Fund to “mark to market” option contracts on a daily basis, in order to reflect the change in the market value of the contracts at the close of each day’s trading. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of purchased put options are decreased by the premiums paid.

When a Fund writes an option, the premium received by such Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by a Fund on the expiration date as realized gains from options transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, also is treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a Fund has a realized gain or loss.

If a written put option is exercised, the premium reduces the cost basis of the security or currency purchased by a Fund. In writing an option, a Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in a Fund’s selling or buying a security or currency at a price different from the current market value. The details of each Fund’s open options contracts at January 31, 2015 (where applicable) are contained in that Fund’s Schedule of Portfolio Investments.

Investments in Derivatives

The Funds, except for the Kansas Tax-Exempt Bond Fund and Risk-Managed Allocation Fund, may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount.

Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.

Investment Transactions

During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period.

3. Concentration of Credit Risk:

The Kansas Tax-Exempt Bond Fund invests primarily in debt obligations issued by the State of Kansas and its respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of Kansas specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

4. Federal Income Tax Information:

At January 31, 2015, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes were as follows:

					Boyd
			International		Watterson	Boyd
	Stock	Risk-Managed Allocation	Alpha Strategies	Kansas Tax- Exempt Bond	Short-Term Enhanced Bond	Watterson Core Plus	U.S. Inflation- Indexed

Gross unrealized appreciation	$2,760,942	$1,580,451	$5,147,772	$14,121,882	$141,477	$4,665,846	$7,221,595
Gross unrealized depreciation	(2,624,102)	(443,209)	(3,468,637)	(97,888)	(136,297)	(304,601)	(659,766)

Net unrealized appreciation (depreciation) on investments	$136,840	$1,137,242	$1,679,135	$14,023,994	$5,180	$4,361,245	$6,561,829

Cost of investments	$37,842,896	$33,442,856	$50,657,361	$179,333,595	$24,021,466	$111,127,513	$214,885,085

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

5. Subsequent Events:

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the Schedules of Portfolio Investments and Notes to Schedules of Portfolio Investments were issued. There were no subsequent events to report that would have a material impact on the Funds’ Schedules of Portfolio Investments and Notes to Schedule of Portfolio Investments.

Item 2. Controls and Procedures.

(a)       The Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)       There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)       Certification of principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)American Independence Funds Trust

By (Signature and Title)
/s/ Eric M. Rubin
Eric M. Rubin
President

Date: March 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Eric M. Rubin
Eric M. Rubin
President

Date: March 27, 2015

By (Signature and Title)
/s/ Susan L. Silva
Susan L. Silva
Treasurer

Date: March 27, 2015